Divestitures (Details) (USD $)	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Dec. 27, 2013 Tyco Fire & Security Services Korea Co. Ltd. [Member]	Mar. 02, 2014 Tyco Fire & Security Services Korea Co. Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Stock, Percentage of Ownership before Transaction			100.00%
Anticipated Purchase Price				$ 1,930,000,000
Cash true-up adjustment	0	40,000,000
Gain (loss) on divestitures	$ 3,000,000	$ 3,000,000